SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Employee Benefits
Defined benefit plan liabilities	$ (108,471)	$ (100,430)
Less: fair value of plan assets or asset ceiling
Total	$ (108,471)	$ (100,430)